UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Item 1. Report to Shareholders

Target Retirement 2010 Fund	November 30, 2015

The views and opinions in this report were current as of November 30, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks fell modestly in the six months ended November 30, 2015. Markets were volatile as investor sentiment swung between optimism about a resilient economic recovery and aggressive monetary stimulus overseas and concerns about slowing global growth. International developed markets stocks trailed U.S. shares, while emerging markets equities fell sharply. U.S. investment-grade debt fell slightly and outperformed high yield and overseas debt.

The Target Retirement Funds declined moderately against this uneven backdrop. Each fund trailed its respective combined index portfolio and S&P target date index, but results versus the funds’ Lipper peer group averages were generally positive.

MARKET ENVIRONMENT

U.S. stocks were modestly negative at the end of a somewhat volatile six-month reporting period. Investor sentiment was positive for much of the period amid encouraging domestic economic data and optimism about aggressive monetary stimulus in Europe and Japan. The Federal Reserve (Fed) signaled that it was poised to begin normalizing U.S. monetary policy and subsequently raised rates to the 0.25% to 0.50% range after the close of our reporting period. This represents an increase from the 0.00% to 0.25% range that had prevailed since December 2008. In its December 2015 statement, the Fed noted that the “stance of monetary policy remains accommodative” and that it expects “only gradual increases in the federal funds rate,” with rate changes depending “on the economic outlook as informed by incoming data.” The U.S. dollar strengthened significantly versus most other currencies against a backdrop of relatively stronger U.S. economic growth and the divergence between expectations of less accommodative monetary policy from the Fed and aggressive stimulus measures in Europe, Japan, and elsewhere.

## Your Target Retirement Funds at Work

The T. Rowe Price Target Retirement Funds offer a professionally managed, age-appropriate balance of stocks and bonds, with an investment mix that shifts automatically over time to help shareholders accumulate assets prior to retirement and support income over a moderate time horizon after retirement. Our Target Retirement Funds seek the highest total return over time consistent with an emphasis on both capital appreciation and income generation by investing in a broadly diversified portfolio of professionally managed stock and bond mutual funds.

Weighted %
100
80
60
40
20
0
Stocks
Bonds
45+
40
35
30
25
20
15
10
5
Retirement
(Assumes Age 65)
5
10
15
20
25
30
35
40+
YEARS TO RETIREMENT
YEARS PAST RETIREMENT

### The Target Glide Path

The Target Retirement Funds feature an asset allocation glide path that automatically adjusts each fund's investment mix over time, reducing exposure to stocks and increasing exposure to bonds as the target date approaches and continuing to adjust the investment mix 30 years into retirement. This strategy utilizes a stock allocation—typically around 42.5% at the expected retirement date—to address risks posed by inflation and longer life spans, with the balance in a mix of bonds to reduce the risk of principal loss around and after the target retirement date. Each fund reaches its most conservative planned allocation 30 years after its stated retirement year. At this point, the allocation to stocks is fixed at 20%, with the remainder in bonds. This approach may be appropriate for investors who are willing to accept modest growth potential in exchange for reduced volatility and portfolio stability around the target date.

### Asset Allocations

The strategic allocations reflected in the Target Retirement Funds' glide path are referred to as "neutral" allocations and can be found in the glossary following this letter. Periodically, T. Rowe Price's Asset Allocation Committee, which includes some of the firm's most senior investment professionals, makes modest tactical changes to the neutral allocations based on its assessment of global economic and market conditions, resulting in "target" allocations. The "actual" allocations may differ from the target allocations due to market conditions, the trading environment, and other factors. Target and actual allocations for each fund appear starting on page 22 of this report.

Investor sentiment soured in August and September and markets retreated amid concerns about a sharper-than-expected economic slowdown in China and its potential to weigh on already muted global economic growth. Uncertainty about the timing and pace of Fed rate hikes also weighed on sentiment at various times throughout the period. According to various Russell indexes, U.S. large-cap stocks posted the smallest declines, followed by small- and mid-caps, respectively. Growth shares outperformed value stocks in the large- and mid-cap ranges but trailed among small-caps.

Stocks in developed European markets fell for the reporting period. Launched in March 2015, the European Central Bank’s (ECB) quantitative easing program helped European exporters by further weakening the euro and making their goods more competitive in the global marketplace. Optimism about an improved credit environment was also beneficial, as were low energy costs. Stocks gave back most of the gains later in the period amid renewed concerns about Greece’s debt and the fractious relationships between eurozone members as well as worries about the potential for slowing global growth to weigh on Europe’s fragile recovery. China’s slowdown was particularly concerning to many investors because it is perceived as a key end market for many European multinationals.

Japanese equities declined for the period. The Bank of Japan (BoJ) continued its aggressive monetary stimulus in its efforts to keep interest rates low, battle deflationary pressures, and boost domestic consumption. A weak yen and low prices for oil and other commodities helped many Japanese businesses, particularly exporters, reduce costs and increase revenues and earnings. Started in 2014, the Japanese Government Pension Investment Fund’s ongoing reallocation of assets from bonds to stocks also supported equities. However, uncertainty about the impact of slowing growth in China, an important end market for many Japanese exports, weighed on stocks later in the period. In addition, indications that Japan’s economy has not responded to the government’s stimulus policies as positively as expected has raised concerns that the series of fiscal, monetary, and structural reforms known as “Abenomics” may not be as effective as hoped and that even more aggressive stimulus measures may be forthcoming.

Emerging markets stocks declined broadly for the period. Concerns about the health of the Chinese economy and low commodity prices combined with uncertainty about pending U.S. interest rate hikes and burgeoning geopolitical risk to drag investor sentiment lower. Almost all emerging and developed markets currencies weakened against the dollar over the six-month reporting period, eroding returns for dollar-based investors.

U.S. bond returns were slightly negative for the period. In the investment-grade universe, U.S. Treasury bonds were modestly positive amid low interest rates and strong foreign demand for U.S. government bonds due to their relatively attractive yields and an uptick in risk aversion. High yield bonds declined amid concerns about weakness among energy-related issuers, which compose a significant portion of the high yield market. Non-U.S. dollar-denominated bonds in developed markets declined in dollar terms. The U.S. dollar’s strong appreciation versus most currencies outstripped the returns from the overall decline of yields in key government bond markets. Emerging markets debt declined due in large part to the stronger U.S. dollar.

PORTFOLIO REVIEW AND POSITIONING

Diversifying allocations to sectors and asset classes not included in the funds’ combined index portfolio benchmarks weighed on relative performance for the six-month period. Exposure to real assets stocks and high yield debt hurt results in a particularly challenging environment for oil and other commodities. Our allocation to international developed markets debt also weighed modestly on relative performance as slowing global growth and a stronger U.S. dollar hindered the asset class. Although these diversifying allocations detracted from the funds’ results over the most recent reporting period, we continue to believe that broad diversification across a range of asset classes is ultimately beneficial for long-term performance.

Security selection in the funds’ underlying portfolios had a mixed impact on results. Our portfolio of domestic large-cap growth stocks significantly outpaced its style-specific benchmark and helped results for the funds in which it serves as an underlying investment. Our emerging markets, U.S. mid-cap growth, and real assets equities also proved beneficial. However, our international developed markets growth stocks and U.S. large-cap value stocks weighed heavily on results. Security selection among our U.S. investment-grade debt and, to a lesser extent, our international debt was modestly detrimental.

Tactical decisions to overweight or underweight asset classes had a modestly negative overall impact on relative performance. Underweights to real assets and small-cap equities were beneficial, but these were more than offset by weaker results from our overweight to international developed markets stocks versus U.S. stocks as well as our focus on emerging markets stocks versus developed markets stocks.

We have a neutral position in stocks relative to bonds. Despite recent volatility, equity valuations are above historical averages by several measures, with limited support from earnings growth. At the same time, underlying fundamentals remain solid, and improving economic growth should support equities. We expect modest returns from bonds as the current low-yield environment offers a weak foundation and rising interest rates are likely to weigh on most bond sectors as the Fed continues to normalize its interest rate policy. However, the impact of higher interest rates should be softened by the Fed’s expected gradual approach to rate increases against a backdrop of modest economic growth. Additionally, demand for U.S. bonds should be supported by their yield advantage relative to investment-grade opportunities in other developed markets. International central banks’ monetary policies remain broadly accommodative, helping to moderate downside risks to bonds.

Stock Performance
The funds’ broad equity portfolio declined in absolute terms for the six-month reporting period. Our U.S. equities were roughly flat as slim gains among small-cap value and mid-cap growth stocks were offset by weaker results in our domestic large-cap and mid-cap value portfolios. International equities weighed on absolute returns amid broad-based declines in developed and emerging markets, exacerbated by a stronger U.S. dollar that ate into returns for dollar-based investors.

Stock Positioning
We favor international equities versus U.S. equities based on the former’s attractive relative valuations and their potential for stronger earnings growth. Overseas economies and companies should benefit from aggressive central bank stimulus and weaker currencies versus the U.S. dollar. Earnings and profit margins in Europe remain well below pre-financial crisis levels and have more room for improvement than in the U.S., where earnings and margins are at peak levels. We favor emerging markets over developed markets stocks as emerging markets valuations are below long-term historical averages relative to developed markets. Slowing emerging markets economic growth and looming U.S. rate hikes pose near-term risks, but valuations appear to be deeply discounting longer-term growth potential. Continued weakness in global energy and commodity prices is expected to weigh on commodity exporters but is likely to benefit consumer- and service-oriented economies.

In the U.S., we removed our overweight to growth stocks and are now neutral versus U.S. value stocks. While broad valuation measures continue to favor growth stocks, segments of the growth sector have become increasingly expensive, including companies in the health care and technology sectors. Value stocks have higher exposure to cyclical sectors, particularly financials and energy, which tend to be more reliant upon stronger economic growth and commodity demand. We remain overweight U.S. large-cap versus small-cap stocks. However, we reduced the size of our overweight as the valuation premium of small-caps is less pronounced after recent underperformance.

Outside the U.S., we favor value stocks over growth stocks due to moderately more attractive valuations and greater room for companies to increase earnings and margins. However, we have tempered our view in light of slowing global economic growth. Value-oriented sectors—European financials, for instance—tend to be more cyclical and exhibit better performance in environments characterized by stronger growth than we are currently seeing. While monetary stimulus in Europe and Japan is supportive, a slowdown in global trade could weigh on export-oriented sectors that have led the recovery to this point. We are modestly overweight international small-caps versus large-cap stocks based on their reasonable valuations and potential to benefit from improving domestic economies.

We are overweight global equities relative to real assets equities. Prices for global energy and commodities have fallen considerably as improved extraction technologies and increased production raised supplies, while slower global economic growth dampened demand. Energy producers have sought to curtail capacity by reducing rig counts in response to falling prices, but evidence suggests that gains in productivity are helping offset declining supply as some companies are now able to profit at lower energy prices. Fundamentals are more attractive for real estate stocks in light of the supportive economic environment, limited new supply, and lower energy prices. Although real estate stocks remain sensitive to rising interest rates, expectations of a slow pace for the Fed’s interest rate policy normalization mitigates the risk.

Bond Performance
Our broad fixed income allocation fell modestly in absolute terms for the six-month reporting period. Our U.S. investment-grade and emerging markets debt portfolios generated the smallest losses, followed by our inflation focused bonds. The decline in our international developed markets bonds was slightly greater, while our high yield debt portfolio recorded the steepest losses in a challenging operating environment for energy- and commodity-related issuers.

Bond Positioning
High yield bonds feature better yields than investment-grade debt, as well as a lower duration profile and less sensitivity to rising interest rates. However, we reduced our exposure to high yield and are now underweight versus investment-grade debt given the advanced stage of the credit cycle against a backdrop of uncertainties surrounding global growth and Fed policy, which has been compounded by rising political risks in Washington. Weakness in energy- and commodity-related issuers has recently extended beyond these sectors due to the response to credit events amplified by poor liquidity conditions. Further pressure on high yield spreads is likely as default rates are expected to rise, albeit from historically low levels and with a concentration in commodity-related sectors.

We are neutral between emerging markets debt versus U.S. investment-grade debt. Muted global economic growth, a strong U.S. dollar, and Fed interest rate policy normalization remain near-term risks to emerging markets debt. Considerable disparity exists in the strength of various developing economies, with the potential for declining commodity prices to further the divide.

We moved to a neutral position between U.S. investment-grade debt and non-U.S. dollar-denominated debt. Aggressive monetary stimulus by the ECB and the BoJ to stimulate growth and inflation should provide support for the U.S. dollar versus the euro and the yen. However, the Fed’s “low and slow” approach to interest rate policy normalization may limit the dollar’s upside potential.

PERFORMANCE COMPARISON

The Performance Comparison tables show the returns for each fund versus its combined index portfolio, which is composed of several indexes representing the underlying asset classes in which the funds invest. The tables also show the average returns for each fund’s respective Lipper target date category and, where available, each fund’s S&P Target Date Index, providing a tool to measure the performance of our funds against those with similar objectives. Please note that returns for each fund’s Advisor Class may differ slightly due to their different fee structures.

OUTLOOK

We expect global economic growth to be mixed, with gradual improvements in developed markets and weaker growth in major emerging markets. In the U.S., recent estimates suggest the economy grew at a 2.1% annualized pace in the third quarter. Weak inventory building weighed on growth and may continue to be a drag in the current quarter, but consumer spending remained resilient. Inflation remains below the Fed’s 2% target, but factors that supported low inflation have moderated amid the slower pace of U.S. dollar appreciation and rising rents due to a tight housing market. In addition, evidence suggests that wages are beginning to inflect higher from trough levels as the labor market has improved. On the corporate front, healthy balance sheets and cash flows outside of energy-related segments grant companies a measure of flexibility to increase capital spending, engage in mergers and acquisitions, and return capital to shareholders through dividend increases and share repurchases.

We continue to be encouraged by generally positive economic data out of Europe. Manufacturing activity is expanding, and while not strong, gross domestic product growth has improved. A weak euro, cheap oil, reduced fiscal drag, and assurances by the ECB that it will take the steps necessary to stimulate growth are also supportive. Remaining risks include lingering structural issues, elevated unemployment, high debt, and political uncertainty in several countries. After emerging from a tax-induced recession in the fourth quarter of 2014, Japan’s economy stalled again in the second quarter of 2015, raising concerns that even more aggressive monetary and fiscal stimulus may be forthcoming. Japanese consumer spending and wage growth remain muted.

Fiscal and monetary conditions continue to diverge among emerging markets. Slowing growth in China has hurt global trade, weighed on commodity prices, and punished commodity-producing economies like Brazil. On the other hand, developing countries that have made progress on reforms, such as India and Mexico, are showing signs of improvement. While there is significant divergence across developing countries in terms of economic growth, inflation, and fiscal health, many consumer-oriented economies should benefit from low commodity prices. Additionally, weaker local currencies should support export-focused companies in many emerging markets. The People’s Bank of China reduced its reserve requirements and lowered interest rates for the sixth time since last November in an effort to stimulate growth as evidence mounts that the economy is growing less than policymakers’ targets. Near-term risks include a worse-than-expected slowdown in China or a crisis in its financial system, a sharper-than-expected rise in U.S. interest rates as the Fed normalizes its monetary policy, and geopolitical turmoil.

Markets are likely to be somewhat choppy in the coming months against a backdrop of divergent monetary policies and modest global economic growth. Currency volatility and persistent geopolitical concerns, particularly in the Middle East and Eastern Europe, pose additional risks. However, we believe that a highly diversified portfolio and a careful focus on fundamental research can improve our ability to identify compelling investment opportunities on behalf of our shareholders.

RECENT AND UPCOMING CHANGES

Before closing this letter, we would like to remind our shareholders about some recent changes to the Target Retirement Funds.

●

Management Team: We are pleased to report that Kim DeDominicis became an associate portfolio manager for the Target Retirement Funds, effective August 1, 2015. Kim has served on the portfolio management teams for several asset allocation portfolios and has been a member of the Target Retirement Funds’ investment advisory committee since 2013. She has worked closely with Wyatt Lee and Jerome Clark for several years and has been a key contributor to the Target Retirement Funds for some time. We are confident that Kim will remain so as she expands her management responsibilities.

●

Underlying Investments: A commitment to safeguarding the financial interests of our clients is a top priority at T. Rowe Price. As part of this commitment, we regularly evaluate assets under management and cash flows in all of our investment strategies to ensure capacity considerations do not have a negative impact on performance. After a careful assessment of expected investor demand and projected capacity in the funds’ underlying investment strategies, we have determined that our actively managed U.S. small- and mid-cap stock portfolios could be capacity constrained in the future. While only a small portion of our broadly diversified portfolios are invested in the small- and mid-cap space, the capacity constraints in these two investment sectors suggest that planning now to supplement active with passive vehicles is a prudent measure to protect our clients. As a result, we believe that there could be a point in the future at which we may gradually start to invest in passive investment vehicles for a portion of our U.S. small- and mid-cap allocations. Please see the sticker following this letter for more information.

●

Fund Name Change: Effective February 24, 2016, “Retirement” will be removed from the name of each fund such that they will be known as the T. Rowe Price Target Funds. The name change does not signify any change in the funds’ investment goals or approach. Rather, we are changing the name of the funds to better align our target date products in the marketplace and to eliminate confusion about our target date product offerings.

The changes outlined above are products of our ongoing assessment of the Target Retirement Funds’ long-term ability to meet the needs of our clients. We believe they are in the best interests of our clients and are confident that they will benefit Target Retirement Funds’ shareholders for years to come.

Respectfully submitted,

Jerome A. Clark
Co-portfolio manager and member of the funds’ Investment Advisory Committee

Wyatt A. Lee
Co-portfolio manager and member of the funds’ Investment Advisory Committee

December 17, 2015

**T. Rowe Price Target Retirement 2005 Fund**
**T. Rowe Price Target Retirement 2010 Fund**
**T. Rowe Price Target Retirement 2015 Fund**
**T. Rowe Price Target Retirement 2020 Fund**
**T. Rowe Price Target Retirement 2025 Fund**
**T. Rowe Price Target Retirement 2030 Fund**
**T. Rowe Price Target Retirement 2035 Fund**
**T. Rowe Price Target Retirement 2040 Fund**
**T. Rowe Price Target Retirement 2045 Fund**
**T. Rowe Price Target Retirement 2050 Fund**
**T. Rowe Price Target Retirement 2055 Fund**
**T. Rowe Price Target Retirement 2060 Fund**

## Supplement to Prospectus Dated October 1, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund's summary in Section 1, a percentage of each Fund's portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund's total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund's neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund's summary in Section 1, under "Principal Investment Strategies," the table that sets forth the Fund's neutral allocations is hereby revised accordingly.

In Section 3, the following two rows are hereby added to the table entitled "Description of Underlying Funds" under "Stock Funds":

**Description of Underlying Funds**

| Stock Funds | Objective/Program |
|---|---|
| Mid-Cap Index | Seeks to match the investment return of mid-capitalization U.S. stocks by tracking the performance of the Russell Select Midcap Index. Invests in the stocks in the index using a full replication strategy. |
| Small-Cap Index | Seeks to match the investment return of small-capitalization U.S. stocks by tracking the performance of the Russell 2000® Index. Invests in the stocks in the index using a full replication strategy. |

The date of this supplement is January 15, 2016.

C17-041 1/15/16

**T. Rowe Price Target Retirement 2005 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2010 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2015 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2020 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2025 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2030 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2035 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2040 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2045 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2050 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2055 Fund—Advisor Class**
**T. Rowe Price Target Retirement 2060 Fund—Advisor Class**

## Supplement to Prospectus Dated October 1, 2015 revised to November 12, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Target Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund's summary in Section 1, a percentage of each Fund's portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund's total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund's neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund's summary in Section 1, under "Principal Investment Strategies," the table that sets forth the Fund's neutral allocations is hereby revised accordingly.

In Section 3, the following two rows are hereby added to the table entitled "Description of Underlying Funds" under "Stock Funds":

### Description of Underlying Funds

| Stock Funds | Objective/Program |
|---|---|
| Mid-Cap Index | Seeks to match the investment return of mid-capitalization U.S. stocks by tracking the performance of the Russell Select Midcap Index. Invests in the stocks in the index using a full replication strategy. |
| Small-Cap Index | Seeks to match the investment return of small-capitalization U.S. stocks by tracking the performance of the Russell 2000® Index. Invests in the stocks in the index using a full replication strategy. |

The date of this supplement is January 15, 2016.

E217-041 1/15/16

RISKS OF INVESTING

The Target Retirement Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index: An unmanaged index composed of U.S. Treasury inflation protected securities with maturities between one year and five years.

Combined index portfolios: Unmanaged blended index portfolios created as custom benchmarks for each of the Target Retirement Funds. As of November 30, 2015, the combined index portfolios were composed of the following indexes:

●

Target Retirement 2005 Fund: 24.85% Russell 3000 Index, 44.50% Barclays U.S. Aggregate Bond Index, 20.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 10.65% MSCI All Country World Index ex USA.

●

Target Retirement 2010 Fund: 25.90% Russell 3000 Index, 43.00% Barclays U.S. Aggregate Bond Index, 20.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 11.10% MSCI All Country World Index ex USA.

●

Target Retirement 2015 Fund: 29.75% Russell 3000 Index, 37.50% Barclays U.S. Aggregate Bond Index, 20.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 12.75% MSCI All Country World Index ex USA.

●

Target Retirement 2020 Fund: 35.00% Russell 3000 Index, 32.50% Barclays U.S. Aggregate Bond Index, 17.50% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 15.00% MSCI All Country World Index ex USA.

●

Target Retirement 2025 Fund: 40.25% Russell 3000 Index, 29.50% Barclays U.S. Aggregate Bond Index, 13.00% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 17.25% MSCI All Country World Index ex USA.

●

Target Retirement 2030 Fund: 45.15% Russell 3000 Index, 29.00% Barclays U.S. Aggregate Bond Index, 6.50% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 19.35% MSCI All Country World Index ex USA.

●

Target Retirement 2035 Fund: 50.05% Russell 3000 Index, 27.00% Barclays U.S. Aggregate Bond Index, 1.50% Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 21.45% MSCI All Country World Index ex USA.

●	Target Retirement 2040 Fund: 53.90% Russell 3000 Index, 23.00% Barclays U.S. Aggregate Bond Index, and 23.10% MSCI All Country World Index ex USA.
●	Target Retirement 2045 Fund: 57.40% Russell 3000 Index, 18.00% Barclays U.S. Aggregate Bond Index, and 24.60% MSCI All Country World Index ex USA.
●	Target Retirement 2050 Fund: 60.55% Russell 3000 Index, 13.50% Barclays U.S. Aggregate Bond Index, and 25.95% MSCI All Country World Index ex USA.
●	Target Retirement 2055 Fund: 62.65% Russell 3000 Index, 10.50% Barclays U.S. Aggregate Bond Index, and 26.85% MSCI All Country World Index ex USA.
●	Target Retirement 2060 Fund: 63.00% Russell 3000 Index, 10.00% Barclays U.S. Aggregate Bond Index, and 27.00% MSCI All Country World Index ex USA.

Credit Suisse High Yield Index: An unmanaged index designed to track the U.S. dollar-denominated high yield bond market.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

MSCI All Country World Index ex USA: An unmanaged index that measures equity market performance of developed and emerging countries, excluding the United States.

MSCI Emerging Markets Index: A capitalization-weighted index of stocks from 26 emerging market countries that only includes securities that may be traded by foreign investors.

Neutral allocations: The asset allocations reflected in the Target Retirement Funds’ glide path are referred to as “neutral” allocations. As of November 30, 2015, the funds’ neutral allocations were as follows:

●	Target Retirement 2005 Fund: 35.5% stocks and 64.5% bonds.
●	Target Retirement 2010 Fund: 37.0% stocks and 63.0% bonds.
●	Target Retirement 2015 Fund: 42.5% stocks and 57.5% bonds.
●	Target Retirement 2020 Fund: 50.0% stocks and 50.0% bonds.
●	Target Retirement 2025 Fund: 57.5% stocks and 42.5% bonds.
●	Target Retirement 2030 Fund: 64.5% stocks and 35.5% bonds.
●	Target Retirement 2035 Fund: 71.5% stocks and 28.5% bonds.
●	Target Retirement 2040 Fund: 77.0% stocks and 23.0% bonds.
●	Target Retirement 2045 Fund: 82.0% stocks and 18.0% bonds.
●	Target Retirement 2050 Fund: 86.5% stocks and 13.5% bonds.
●	Target Retirement 2055 Fund: 89.5% stocks and 10.5% bonds.
●	Target Retirement 2060 Fund: 90.0% stocks and 10.0% bonds.

Russell 1000 Index: An index that tracks the performance of the 1,000 largest companies in the Russell 3000 Index.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee; and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

## Portfolio of Investments (1)

(Cost and value in $000s)

| | Percent of Net Assets | Shares | $ Value |
|---|---|---|---|
| **BOND MUTUAL FUNDS 62.9%** | | | |
| T. Rowe Price New Income Fund | 29.7 % | 1,507,393 | 14,215 |
| T. Rowe Price Limited Duration Inflation Focused Bond Fund | 20.4 | 1,969,030 | 9,766 |
| T. Rowe Price Emerging Markets Bond Fund | 4.4 | 177,846 | 2,088 |
| T. Rowe Price International Bond Fund | 4.2 | 245,989 | 2,020 |
| T. Rowe Price High Yield Fund | 4.2 | 317,907 | 2,015 |
| Total Bond Mutual Funds (Cost $30,707) | | | 30,104 |
| **EQUITY MUTUAL FUNDS 37.1%** | | | |
| T. Rowe Price Equity Index 500 Fund | 19.7 | 168,001 | 9,432 |
| T. Rowe Price International Growth & Income Fund | 3.5 | 121,712 | 1,652 |
| T. Rowe Price Overseas Stock Fund | 3.4 | 172,393 | 1,615 |
| T. Rowe Price International Stock Fund | 2.9 | 88,698 | 1,398 |
| T. Rowe Price Emerging Markets Stock Fund | 2.0 | 32,782 | 970 |
| T. Rowe Price Real Assets Fund | 1.4 | 71,287 | 680 |
| T. Rowe Price Mid-Cap Value Fund | 1.3 | 22,026 | 633 |
| T. Rowe Price Mid-Cap Growth Fund (2) | 1.2 | 7,019 | 576 |
| T. Rowe Price Small-Cap Value Fund | 0.6 | 5,928 | 280 |
| T. Rowe Price Small-Cap Stock Fund | 0.6 | 6,265 | 280 |
| T. Rowe Price New Horizons Fund (2) | 0.5 | 4,907 | 231 |
| Total Equity Mutual Funds (Cost $17,720) | | | 17,747 |
| **SHORT-TERM INVESTMENTS 0.0%** | | | |
| T. Rowe Price Summit Cash Reserves Fund, 0.01% (3) | 0.0 | 109 | — |
| Total Short-Term Investments (Cost $—) | | | — |
| **Total Investments in Securities 100.0% of Net Assets (Cost $ 48,427)** | | | **$ 47,851** |

(1) Affiliated Company
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

## Statement of Changes in Net Assets

($000s)

| | 6 Months Ended 11/30/15 | Year Ended 5/31/15 |
|---|---|---|
| **Increase (Decrease) in Net Assets** | | |
| Operations | | |
| Net investment income | $ 375 | $ 499 |
| Net realized gain (loss) | (167) | 387 |
| Change in net unrealized gain / loss | (1,114) | 58 |
| Increase (decrease) in net assets from operations | (906) | 944 |
| Distributions to shareholders | | |
| Net investment income | | |
| Investor Class | – | (350) |
| Advisor Class | – | (6) |
| Net realized gain | | |
| Investor Class | – | (140) |
| Advisor Class | – | (3) |
| Decrease in net assets from distributions | – | (499) |
| Capital share transactions* | | |
| Shares sold | | |
| Investor Class | 15,983 | 26,286 |
| Advisor Class | 57 | 6,161 |
| Distributions reinvested | | |
| Investor Class | – | 483 |
| Advisor Class | – | 3 |
| Shares redeemed | | |
| Investor Class | (5,565) | (9,263) |
| Advisor Class | (91) | (332) |
| Increase in net assets from capital share transactions | 10,384 | 23,338 |
| **Net Assets** | | |
| Increase during period | 9,478 | 23,783 |
| Beginning of period | 38,371 | 14,588 |
| **End of period** | **$ 47,849** | **$ 38,371** |
| Undistributed net investment income | 581 | 206 |

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target Retirement 2010 Fund (the fund) is an open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price funds will change and its asset mix will become more conservative over time. The fund is nondiversified for purposes of the 1940 Act, due to its limited number of investments; however, its investments in underlying Price funds are selected to provide exposure to a diversified portfolio of securities. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.

The fund has two classes of shares: the Target Retirement 2010 Fund original share class, referred to in this report as the Investor Class, offered since August 20, 2013; and the Target Retirement 2010 Fund–Advisor Class (Advisor Class), also offered since August 20, 2013. Advisor Class shares are sold only through unaffiliated brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor Class does not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price funds.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Dividends received from underlying Price fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Purchases and sales of the underlying Price funds are accounted for on the trade date. Gains and losses realized on sales of the underlying Price funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class annually. Capital gain distributions, if any, generally are declared and paid by the fund annually.

Class Accounting Income distributions from the underlying Price funds and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays distribution, shareholder servicing and/or certain administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2015, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the six months ended November 30, 2015, aggregated $15,484,000 and $4,725,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2015, the cost of investments for federal income tax purposes was $48,713,000. Net unrealized loss aggregated $862,000 at period-end, of which $431,000 related to appreciated investments and $1,293,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates receives management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation; the underlying Price funds; Price Associates; and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. However, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At November 30, 2015, the fund held less than 25% of the outstanding shares of any underlying Price fund.

As of November 30, 2015, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 25,000 shares of the Advisor Class, representing less than 1% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date January 19, 2016